Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 93,805,369	₩ 90,311,979
Securities at amortized cost	33,315,999	35,686,487
Total	127,121,368	125,998,466
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	92,016,210	88,637,000
Securities at amortized cost	33,315,999	35,686,487
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	42,463,118	44,418,450
Securities at amortized cost	21,808,057	22,787,609
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	1,594,019	1,527,182
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	4,367	2,153
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	190,773	145,644
Financial Institutions bonds
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	25,983,405	21,303,402
Securities at amortized cost	3,787,661	5,864,626
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	23,569,687	22,915,148
Securities at amortized cost	7,720,281	7,034,252
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 1,789,159	₩ 1,674,979